Fair Value Measurement (Details 5) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Equity Price
Unrealized loss	$ (827,501)	$ 87,599	$ (974,444)
Warrants [Member]
Equity Price
Derivative assets		203,320	115,721
Derivative liabilities
Realized loss	(7,094)		(19,225)
Unrealized loss	$ (820,407)	$ 87,599	$ (955,219)